Note 13 - Non-controlling Interests	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
13.	Non-Controlling Interests

13.1	U.S. GoldMining Initial Public Offering and other equity transactions

U.S. GoldMining Initial Public Offering

On April 19, 2023, U.S. GoldMining entered into an underwriting agreement for an offering of 2,000,000 units of U.S. GoldMining (the "Units") at a price of US$10.00 per Unit. Each Unit consists of one common share and one common share purchase warrant, and each common share purchase warrant entitles the holder to acquire a common share at a price of US$13.00 per share until April 24, 2026.

On April 24, 2023 (the "Closing Date"), U.S. GoldMining issued 2,000,000 Units at a price of US$10.00 per Unit for gross proceeds of $27.1 million (US$20.0 million), which included GoldMining's purchase of 122,490 Units in the Offering for total consideration of $1.7 million (US$1.2 million). In connection with the Offering, U.S. GoldMining incurred securities issuance costs of $1.3 million (US$1.0 million), of which $0.9 million (US$0.7 million) represented cash fees paid to the Underwriters. The Offering proceeds are designated for U.S. GoldMining's operational activities and are not available for use by GoldMining Inc. or other subsidiaries of GoldMining.

As at November 30, 2023, GoldMining held 9,878,261 U.S. GoldMining Shares, or approximately 79.7% of U.S. GoldMining's outstanding common shares and 122,490 U.S. GoldMining Warrants and has common management and a common director of GoldMining. The Company concluded that subsequent to U.S. GoldMining's Offering, it has control over U.S. GoldMining and as a result, continues to consolidate the entity. U.S. GoldMining's earnings and losses are included in GoldMining's consolidated statements of comprehensive loss, with net loss and comprehensive loss attributable to U.S. GoldMining separately disclosed as being attributable to Non-Controlling Interests ("NCI"). The NCI in U.S. GoldMining's net assets is reflected in the consolidated statements of financial position and the consolidated statements of changes in equity. For the year ended November 30, 2023, the NCI in these consolidated financial statements solely relate to U.S. GoldMining.

As a result of the transaction, the Company recorded a dilution gain of $20,514 and the NCI in U.S. GoldMining increased from $nil to $3,596.

Other U.S. GoldMining Equity Transactions

During the period from the U.S. GoldMining Offering to November 30, 2023, the Company recorded a dilution gain of $25 and an increase to NCI of $1,181 as a result of the following transactions:

●	GoldMining acquired 255,770 shares of U.S. GoldMining for $3,403 including transaction costs, through open market purchases over the facilities of Nasdaq.
●	U.S. GoldMining issued 258,708 shares for gross proceeds of $4,523 as a result of Warrant exercises during the period.
●	285,750 of U.S. GoldMining's performance based restricted shares vested (Note 13.3).
●

U.S. GoldMining issued 5,000 shares of common stock with a fair value of $86 to a consultant in consideration for services under a consulting agreement, with amounts recorded to share-based compensation.

The NCI in U.S. GoldMining increased from nil to $3,170 in the Company's statement of financial position as at November 30, 2023.

The following table shows the assets and liabilities of U.S. GoldMining:

November 30,
2023
($)
Assets
Cash and cash equivalents	15,461
Restricted cash	118
Prepaid expenses and deposits	510
Other receivables	156
Other assets	37
Land, property and equipment	1,504
Exploration and evaluation assets	82
17,868

Liabilities
Accounts payable and accrued liabilities	420
Income taxes payable	7
Withholdings taxes payable	245
Rehabilitation provisions	416
Lease liability	184
1,272

Refer to segmented information Note 18 for the breakdown of U.S. GoldMining's net loss.

The following table summarizes U.S. GoldMining's cash flow activities during the year ended November 30, 2023:

For the year ended
November 30,
2023
($)
Cash used in operating activities	(12,657)
Cash used in investing activities	(1,328)
Cash generated from financing activities	29,491

Net increase in cash and cash equivalents and restricted cash	15,506
Cash and cash equivalents and restricted cash
Beginning of year	73
End of year	15,579

13.2	U.S. GoldMining Stock Options

On February 6, 2023, U.S. GoldMining adopted a long-term incentive plan ("2023 Incentive Plan"). The purpose of the 2023 Incentive Plan is to provide an incentive for employees, directors and certain consultants and advisors of U.S. GoldMining or its subsidiaries to remain in the service of U.S. GoldMining or its subsidiaries. The 2023 Incentive Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock units, performance awards, restricted stock awards and other cash and equity-based awards. The aggregate number of common shares issuable under the 2023 Incentive Plan in respect of awards shall not exceed 10% of the common shares issued and outstanding.

On May 4, 2023, U.S. GoldMining granted 82,500 stock options at an exercise price of US$10.00 per share. The share options are exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 3.47%, expected life of 3 years, expected dividend yield of 0%, estimated forfeiture rate of 0% and expected volatility of 61.34%. As there is limited trading history of U.S. GoldMining's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector U.S. GoldMining operates over a period similar to the expected life of the share options.

During the year ended November 30, 2023, U.S. GoldMining recognized share-based compensation expense of $344 for share options granted by U.S. GoldMining. As at November 30, 2023, the number of U.S. GoldMining share options outstanding was 82,500 at a weighted average exercise price of US$10.00 per share and a weighted average remaining contractual life of 4.43 years.

13.3	U.S. GoldMining Restricted Shares

On September 23, 2022, U.S. GoldMining adopted an equity incentive plan (the "Legacy Incentive Plan"). The Legacy Incentive Plan provides for the grant of restricted stock awards. The purpose of the Legacy Incentive Plan is to provide an incentive for employees, directors and certain consultants and advisors of U.S. GoldMining or its subsidiaries to remain in the service of U.S. GoldMining or its subsidiaries. The maximum number of shares of common stock that may be issued pursuant to the grant of the restricted stock awards is 1,000,000 shares of common stock in U.S. GoldMining.

On September 23, 2022, U.S. GoldMining granted awards of an aggregate of 635,000 shares of performance based restricted shares (the "Restricted Shares") of common stock under the Legacy Incentive Plan to certain of U.S. GoldMining's and GoldMining's executive officers, directors and consultants, the terms of which were amended on May 4, 2023.

The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to U.S. GoldMining without the requirement of any further consideration. The performance conditions are as follows:

(a)

with respect to 15% of the performance based restricted shares of common stock, if U.S. GoldMining has not completed equity financing(s) in an aggregate amount of at least US$15,000,000 prior to or concurrently with the earlier of: (i) the date that is two years after the date of grant of such award; and (ii) the occurrence of a liquidation event, as such term is defined in the Legacy Incentive Plan, or any merger with or sale of U.S. GoldMining's outstanding shares or all or substantially all of U.S. GoldMining's assets to a third-party, referred to as an "Exit Transaction", provided that, for greater certainty, the following shall not be considered an Exit Transaction: (A) any amalgamation, merger or consolidation of U.S. GoldMining's business with or into a related entity; (B) a transaction undertaken solely for the purpose of changing U.S. GoldMining's place of domicile or jurisdiction of incorporation; (C) an equity financing; and (D) completion of an initial public offering, spin-off from GoldMining or other going public transaction, referred to as an "IPO Event" (performance condition met);

(b)

with respect to 15% of the performance based restricted shares of common stock, an IPO Event has not occurred that values U.S. GoldMining's business at a minimum of US$100,000,000 prior to the date that is two years after the date of grant of such award (performance condition met);

(c)

with respect to 15% of the performance based restricted shares of common stock, if the recipient of such award ceases to be U.S. GoldMining's or U.S. GoldMining's affiliates' director, officer, employee or consultant, as applicable, at any time during the period from the date of grant of such award until the date that is two years after the date of grant;

(d)

with respect to 15% of the performance based restricted shares of common stock, if U.S. GoldMining has not re-established camp at the Whistler Project and performed a minimum of 10,000 meters of drilling prior to the date that is three years after the date of grant of such award;

(e)

with respect to 15% of the performance based restricted shares of common stock, if U.S. GoldMining has not achieved a share price of US$15.00 prior to the date that is four years after the date of grant of such award (performance condition met);

(f)

with respect to 15% of the performance based restricted shares of common stock, if U.S. GoldMining has not achieved a US$250,000,000 market capitalization, based on the number of shares of U.S. GoldMining's outstanding common stock multiplied by the volume-weighted average price for any applicable five (5) consecutive trading day period on the principal stock exchange on which U.S. GoldMining's common stock is listed prior to the date that is five years after the date of grant of such award; or

(g)

with respect to 10% of the performance based restricted common stock, if U.S. GoldMining has not achieved a share price of US$25.00 prior to the date that is six years after the date of grant of such award.

Upon satisfaction of the conditions referenced in both (f) and (g) above (regardless of whether they occur simultaneously or consecutively), all of the unvested Restricted Shares will be 100% vested and will be deemed Released Stock.

In the event that U.S. GoldMining files the disclosure specified in Subpart 1300 of the U.S. Securities and Exchange Commission ("SEC") Regulation S-K Report with the SEC or the disclosure specified in Canadian National Instrument 43-101, Standards for Disclosure for Mineral Products, to the relevant Canadian securities regulator (the "Securities Filing") that includes, in either disclosure, an aggregate estimate of mineral resources for the Whistler Project or any other project owned or operated by U.S. GoldMining of 3,000,000 additional gold or gold equivalent ounces from the amount reported on the disclosure specified in U.S. GoldMining's Subpart 1300 of the SEC Regulation S-K Report dated September 22, 2022, 190,500 shares of the Restricted Shares will be deemed Released Shares as of the date of such Securities Filing (or if such amount exceeds the number of shares of Restricted Shares that have not yet become Released Shares at the time, such lesser number of shares of Restricted Shares) reducing, on a proportional basis, the number of unvested shares of Restricted Shares subject to each vesting condition.

During the year ended November 30, 2023, U.S. GoldMining recognized share-based compensation expense of $74 (2022: $nil), related to U.S. GoldMining's Restricted Shares.

13.4	U.S. GoldMining Warrants

The number of U.S. GoldMining common share purchase warrants outstanding as at November 30, 2023 was 1,741,292 at an exercise price of US$13.00 per share and with a weighted average remaining contractual life of 2.40 years.

	Number of Warrants	Weighted Average Exercise Price
		(US$)
Balance at November 30, 2022	-	-
Common share purchase warrants issued at the IPO	2,000,000	13.00
Exercised	(258,708)	13.00
Balance at November 30, 2023	1,741,292	13.00